Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 33,737,000	$ 259,000	$ 2,538,000	$ 2,000	$ 36,536,000
U.S. Federal Government
Total	18,732,000				18,732,000
Adams
Total	0				0
Canaan
Total	0				0
Lucerne Valley
Total			69,000		69,000
Pima County
Total			10,000		10,000
Colony - Montana
Total			177,000		177,000
Colony - South Dakota
Total			66,000		66,000
Colony - Wyoming
Total			138,000		138,000
Lovell - Montana
Total			99,000		99,000
Lovell - Wyoming
Total			398,000		398,000
Nevada
Total			104,000		104,000
Sandy Ridge
Total	0				0
Gascoyne
Total	0				0
Government of China
Total	7,125,000				7,125,000
Chao Yang
Total	1,516,000			$ 2,000	1,518,000
Lutila
Total	181,000	42,000	28,000		251,000
Government of Turkey
Total	5,615,000				5,615,000
Unye
Total		175,000	845,000		1,020,000
Enez
Total			446,000		446,000
Usak
Total			148,000		148,000
Gurulmundi
Total	$ 568,000	$ 42,000	$ 10,000		$ 620,000